Trade and other payables	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
22. Trade and other payables

Trade and other payables include amounts owed to suppliers, tax authorities and other parties which are due to be settled within 12 months. The total also includes deferred amounts, some of which represent monies received from customers but for which we have not yet delivered the associated service. These amounts are recognised as revenue when the service is provided.

Trade and other payables are initially recognised at fair value and subsequently measured at amortised cost, with the exception of contingent consideration, which is subsequently measured at fair value.

	2021	2020
	£m	£m
Trade payables	2,165	2,205
Deferred payables	154	137
Customer contributions¹	138	84
Social security and other taxes	140	202
Contingent consideration (note 38)	39	30
Other payables	881	944
	3,517	3,602
1.    Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.
Due to their short maturities, the fair value of trade payables approximates their carrying value.